Revenue - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net gain (loss) on monetary position	₸ 33,313	₸ 0	₸ 0
Net gains (losses) on foreign exchange operations	2,746	(11,983)	10,892
Net gains (losses) on financial assets and liabilities	(27,785)	21,329	4,385
Fee revenue	1,654,238	1,329,350	1,027,545
Retail revenue	850,127	163,134	68,807
Interest revenue	1,579,346	1,082,668	833,516
Other gains (losses)	18,250	11,229	23,200
Rewards	(55,887)	₸ (54,225)	₸ (39,578)
Marketplace | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	302,921
Retail revenue	638,164
Interest revenue	54,269
Other gains (losses)	36,238
Rewards	₸ (12,763)